Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Valuation Assumption

The fair value of our option awards granted during the year ended December 31, 2018 was estimated using the following assumptions:

Risk-free rate of interest	3.09%
Expected term (years)	5.0 to 6.25
Expected stock price volatility	85.31%
Dividend yield	0%

Schedule of Stock Option

The following table summarizes our stock option activity for the year ended December 31, 2018:

	Total options Outstanding	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding as of January 1, 2018	-	$-	-
Options granted	384,400	2.92	9.9
Exercised	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2018	384,400	$2.92	9.9

Schedule of Allocation of Stock-based Compensation Expense

The allocation of stock-based compensation expense between research and development and general and administrative expense was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Research and Development	$88,707	$-	$92,111	$-
General and Administrative	180,422	50,528	302,053	50,528
	$269,129	$50,528	$394,164	$50,528